Juniata Valley Financial Corp. (Parent Company Only) (Schedule of Condensed Balance Sheets) (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2014	Dec. 31, 2013
Cash and cash equivalents	$ 6,767	$ 8,613
Investment in unconsolidated subsidiary	4,369	4,172
Investment securities available for sale	142,903	126,046
Total assets	480,529	448,782
Total liabilities and stockholders' equity	480,529	448,782
Parent Company [Member]
Cash and cash equivalents	132	365
Investment in bank subsidiary	44,437	44,589
Investment in unconsolidated subsidiary	4,369	4,172
Investment securities available for sale	1,225	1,127
Other assets	96	56
Total assets	50,259	50,309
Accounts payable and other liabilities	403	325
Stockholders' equity	49,856	49,984
Total liabilities and stockholders' equity	$ 50,259	$ 50,309